J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Latin America Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated April 14, 2017

to the Prospectuses dated March 1, 2017, as supplemented

Effective immediately, the JPMorgan Latin America Fund (the “Fund”) will operate as a diversified investment company and all references to the Fund being a “non-diversified” fund in the Fund’s prospectuses are deleted including:

•

the sentence “The Fund is non-diversified.” under “What are the Fund’s main investment strategies?” in the Risk/Return Summary and under the “Additional Information About The Funds’ Investment Strategies” in the “More About the Funds” section; and

•	“Non-Diversified Risk” under “The Fund’s Main Investment Risks” in the Risk/Return Summary and under the “Main Risks” in the “More About the Funds” section.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES FOR FUTURE REFERENCE

SUP-LA-417

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Latin America Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated April 14, 2017

to the Statement of Additional Information

dated March 1, 2017, as supplemented

Effective immediately, the JPMorgan Latin America Fund (the “Fund”) will operate as a diversified investment company. In connection with this, the Fund’s Statement of Additional Information is modified as noted below:

Subsection (1)(a) under the “Investment Policies — Fundamental Investment Policies” section the following is hereby replaced by the following:

(1)(a) The Latin America Fund, International Value Fund, Emerging Markets Equity Fund, Emerging Markets Equity Income Fund, Global Research Enhanced Index Fund, Global Unconstrained Equity Fund, International Discovery Fund, International Equity Income Fund, International Unconstrained Equity Fund, Intrepid International Fund, International Opportunities Fund and the International Research Enhanced Equity Fund may not make any investment inconsistent with their classification as a diversified investment company under the 1940 Act;

The second sentence of the section titled “Diversification” is hereby deleted in its entirety and replaced by the following:

All of the Funds intend to meet the diversification requirement of the 1940 Act, except for the China Region Fund, which is non-diversified.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-LA-417